Income taxes - Schedule of components of income tax expense/benefit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of the income tax benefit/(expense)
Current tax expense	€ (478)	€ (439)	€ (429)
Deferred tax benefit/(expense)	201	59	(391)
Total	€ (277)	€ (380)	€ (820)